[Sutherland Asbill & Brennan LLP Letterhead]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

January 31, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	GE Investments Funds, Inc.
File No. 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity contracts and variable life insurance contracts (“contract owners”) indirectly invested in the Real Estate Securities Fund (the “Fund”), an investment portfolio of the Company, with respect to a number of proposals pertaining to the operation of the Fund.

Specifically, contract owners will be asked to provide voting instructions concerning the approval of: (1) an investment sub-advisory agreement among GE Asset Management Incorporated (“GEAM”), the investment adviser to the Fund, the Company and Urdang Securities Management, Inc. (“Urdang”), pursuant to which Urdang will serve as investment sub-adviser to the Fund, (2) the use of a “manager of managers” arrangement whereby GEAM, under certain circumstances, will be able to hire and replace sub-advisers to the Fund without obtaining shareholder approval, (3) a change in the Fund’s sub-classification under the 1940 Act from a diversified mutual fund to a non-diversified mutual fund and the elimination of two related fundamental investment policies on diversification, and (4) the amendment, elimination or reclassification of certain fundamental investment policies of the Fund.

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq. JoonWon Choe, Esq. Joseph Carucci